Significant Accounting Policies (Details) $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($) segment
Accounts Receivable, Trade
Provision for doubtful accounts	$ 0
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows	10 years
Term for time charter rates	1 year
Impairment loss	$ 0
Vessel Depreciation
Estimated useful life	25 years
REVENUES:
Gain on bunkers	$ 63
Segmental Reporting
Number of reportable segment | segment	1
Share Based Payments
Compensation cost	$ 0
Financial Instruments, credit losses
Credit losses	$ 0